Allowance for Loan and Lease Losses - Summary of Aging Analysis of Recorded Investment for Delinquent Loans by Portfolio and Segment (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	$ 948,133	$ 864,022	$ 766,723
Recorded investment, Non-accrual	3,318	3,562	3,807
Recorded investment, Total	954,074	869,119	772,861
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	2,070	1,452	2,188
Recorded investment, Non-accrual	355	209	209
Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	127	50	143
Recorded investment, Non-accrual	337	57	57
Financing Receivables, Past Due Greater Than 90 Days or More and Still Accruing
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	426	33
Recorded investment, Non-accrual	917	427	427
Commercial and Industrial Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	155,996	132,775	115,905
Recorded investment, Non-accrual	2,421	1,927	1,638
Recorded investment, Total	159,776	135,040	117,762
Commercial and Industrial Loans | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	1,246	302	76
Commercial and Industrial Loans | Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	113	3	143
Commercial and Industrial Loans | Financing Receivables, Past Due Greater Than 90 Days or More and Still Accruing
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due		33
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	242,606	230,738	204,542
Recorded investment, Non-accrual	825	1,135	1,296
Recorded investment, Total	244,633	232,510	206,641
Real Estate | 1-4 Single Family Residential Loans | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	776	637	803
Real Estate | 1-4 Single Family Residential Loans | Financing Receivables, Past Due Greater Than 90 Days or More and Still Accruing
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	426
Real Estate | Construction, Land and Development
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	155,767	139,470	113,312
Recorded investment, Total	155,778	139,470	113,316
Real Estate | Construction, Land and Development | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	11		4
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	324,212	284,869	250,019
Recorded investment, Non-accrual		447	778
Recorded investment, Total	324,212	285,731	251,870
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due		415	1,073
Consumer Loans and Leases
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	18,051	22,538	26,349
Recorded investment, Non-accrual	72	53	95
Recorded investment, Total	18,174	22,736	26,676
Consumer Loans and Leases | Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	37	98	232
Consumer Loans and Leases | Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Past due	14	47
Municipal and Other Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, Accruing, Current	51,501	53,632	56,596
Recorded investment, Total	$ 51,501	$ 53,632	$ 56,596